Cassidy & Associates

Attorneys at Law

215 Apolena Avenue

Newport Beach, California 92662

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Email: CassidyLaw@aol.com

Telephone: 202/387-5400	Fax: 949/673-4525

June 12, 2013

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form S-1

Ameri Metro, Inc.

(Formerly Yellowwood Acquisition Corporation)

Gentlemen:

Attached for filing with the Securities and Exchange Commission is the Ameri Metro, Inc. (formerly Yellowwood Acquisition Corporation) (the "Company") registration statement on Form S-1.

Please contact the undersigned at the above address, phone, fax or email.

Sincerely,

Lee W. Cassidy